TRADING GAINS / (LOSSES) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
TRADING GAINS / (LOSSES)
Trading gains / (losses)	$ 29,857	¥ 207,857	¥ 34,333	¥ 40,554
Spot commodity contracts
TRADING GAINS / (LOSSES)
Trading gains / (losses)				(133,116)
Risk and return transfer arrangement
TRADING GAINS / (LOSSES)
Trading gains / (losses)				134,678
Commodity futures contracts
TRADING GAINS / (LOSSES)
Trading gains / (losses)				753
Trading of physical commodities
TRADING GAINS / (LOSSES)
Trading gains / (losses)				(152)
Income from investment securities
TRADING GAINS / (LOSSES)
Trading gains / (losses)	29,841	207,743	34,103	¥ 38,391
Income from equity method investment
TRADING GAINS / (LOSSES)
Trading gains / (losses)	$ 16	¥ 114	¥ 230